Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of the awarded shares unit activities
	Number of share units	Weighted average grant-date fair value per share unit
As of January 1, 2018	1,854,193	24.16
Forfeited	(72,865)	38.52
As of December 31, 2018	1,781,328	23.47
Granted	1,269,373	70.32
As of December 31, 2019	3,050,701	43.52